Condensed Consolidated Balance Sheets (Parenthetical) $ in Thousands		Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 ₩ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₩ / shares
Common stock, par value (in KRW per share) | ₩ / shares			₩ 10,000		₩ 10,000
Common stock, shares authorized (in shares) | shares		200,000,000		200,000,000
Common stock, shares issued (in shares) | shares		2,477,672		2,477,672
Common stock, shares outstanding (in shares) | shares		2,477,672		2,477,672
Short-term operating lease liabilities	[1]	$ 1,362		$ 3,157
Less: Short-term debt	[2]	0		38,778
Long-term borrowings with related party	[3]	35,992		0
Long-term operating lease liabilities	[4]	5,472		4,420
Other non-current liabilities	[5]	3,932		1,681
Related Party
Accrued royalties payable		1,353		1,618
Short-term operating lease liabilities		1,222		1,298
Less: Short-term debt		0		38,778
Long-term borrowings with related party		37,125		0
Long-term operating lease liabilities		3,597		4,414
Other non-current liabilities		158		0
Related Party | Other current liabilities
Interest payable, current		$ 0		$ 9,501

[1]	Includes related party operating lease liability of $1,222 and $1,298 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[2]	Includes related party notes payable of $0 and $38,778 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[3]	Includes related party notes payable of $37,125 and $0 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[4]	Includes related party operating lease liability of $3,597 and $4,414 at June 30, 2024 and December 31, 2023, respectively (see Note 12).
[5]	Includes related party interest payable of $158 and $0 at June 30, 2024 and December 31, 2023, respectively (see Note 12).